Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of Accumulated other comprehensive loss, net of tax, at December 31 are:

	2012	2011
	(Dollars in thousands)
Net unrealized gain on investment securities available-for-sale	$508	$892
Defined benefit pension plan:
Net unrealized actuarial loss	(2,518)	(5,231)
Net unrealized prior service cost	—	(7)
Total	$(2,010)	$(4,346)

Schedule of Comprehensive Income (Loss) [Table Text Block]
The following table discloses the tax effects allocated to each component of other comprehensive income for the years ended December 31:

	Year Ended
	December 31, 2012			December 31, 2011
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
	(Dollars in thousands)
Investment securities available-for-sale:
Net unrealized holding gains arising during the period on investment securities available-for-sale	$91	$(31)	$60	$1,271	$(432)	$839
Reclassification adjustment for net gains on investment securities available-for-sale realized in net income	(673)	229	(444)	(183)	62	(121)
Total	(582)	198	(384)	1,088	(370)	718
Defined benefit pension plan:
Net unrealized actuarial gain (loss)	3,616	(1,229)	2,387	(4,586)	1,559	(3,027)
Reclassification adjustment for amortization of net actuarial loss realized in net income	494	(168)	326	185	(63)	122
Reclassification adjustment for amortization of prior service cost realized in net income	10	(3)	7	6	(2)	4
Total	4,120	(1,400)	2,720	(4,395)	1,494	(2,901)
Total other comprehensive income (loss)	$3,538	$(1,202)	$2,336	$(3,307)	$1,124	$(2,183)